SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 12 — SUBSEQUENT EVENTS The Company has evaluated subsequent events through the date of this filing and has determined that there are no material subsequent events that require disclosure